Other Intangible Assets, Net - Estimated Future Amortization Expense (Details) - Other intangible assets $ in Thousands	Dec. 31, 2017 USD ($)
Intangible assets
2018	$ 162,131
2019	145,457
2020	140,193
2021	119,620
2022	$ 99,420